Tax Deduction Recovery	12 Months Ended
Dec. 31, 2018
Disclosure of tax deduction recovery [Abstract]
Disclosure of tax receivables and payables [text block]
14.	Tax Deduction Recovery

During the year ended December 31, 2017, the Company recognized a tax deduction recovery in the amount of $267,000, with no comparable amounts in the previous or subsequent years, in respect of flow-through shares previously issued (see Note 11).